Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.7%
4,650	iShares 20+ Year Treasury Bond ETF	$ 767,111	2 .0
6,631	iShares Core S&P Small-Cap ETF	372,065	1 .0
26,146	Schwab U.S. TIPS ETF	1,503,656	4 .0
9,497	Vanguard Real Estate ETF	663,365	1 .7
4,845	Vanguard Russell 1000 Growth ETF	749,425	2 .0
8,393	Vanguard Value ETF	747,481	2 .0

	Total Exchange-Traded Funds
	(Cost $4,986,867)	4,803,103	12.7

MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 87.3%
98,186	Voya Floating Rate Fund - Class I	785,486	2 .1
41,857	Voya High Yield Bond Fund - Class R6	293,836	0 .8
234,946	Voya Intermediate Bond Fund - Class R6	2,375,303	6 .3
142,572	Voya Large Cap Value Fund - Class R6	1,318,794	3 .5
43,200	Voya Large-Cap Growth Fund - Class R6	1,785,870	4 .7
48,528	Voya MidCap Opportunities Portfolio - Class I	559,532	1 .5
193,888	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,836,115	4 .8
315,085	Voya Multi-Manager International Equity Fund - Class I	2,788,502	7 .4
479,092	Voya Multi-Manager International Factors Fund - Class I	3,554,863	9 .4
84,670	Voya Multi-Manager Mid Cap Value Fund - Class I	554,591	1 .5
51,329	Voya Short Term Bond Fund - Class R6	490,194	1 .3
64,580	Voya Small Company Portfolio - Class I	747,194	2 .0
87,304	Voya Strategic Income Opportunities Fund - Class R6	797,086	2 .1
115,944	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,131,611	3 .0
356,658	Voya U.S. Stock Index Portfolio - Class I	4,868,376	12 .9
219,730	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,340,126	6 .2
96,134	VY® Invesco Comstock Portfolio - Class I	1,118,039	2 .9
146,168	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,785,741	10 .0
26,881	VY® T. Rowe Price Growth Equity Portfolio - Class I	$ 1,862,826	4 .9

	Total Mutual Funds
	(Cost $39,004,444)	32,994,085	87.3

	Total Investments in Securities (Cost $43,991,311)	$ 37,797,188	100 .0
	Assets in Excess of Other Liabilities	18,513	0 .0
	Net Assets	$ 37,815,701	100 .0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,803,103	$–	$–	$4,803,103
Mutual Funds	32,994,085	–	–	32,994,085
Total Investments, at fair value	$37,797,188	$–	$–	$37,797,188

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$ 929,995	$ 133,192	$ (147,857)	$ (129,844)	$ 785,486	$ 10,321	$ (8,561)	$ -
Voya High Yield Bond Fund - Class R6	-	277,642	(1,606)	17,800	293,836	516	(44)	-
Voya Intermediate Bond Fund - Class R6	2,881,817	496,828	(920,035)	(83,307)	2,375,303	24,599	31,267	-
Voya Large Cap Value Fund - Class R6	1,639,022	307,515	(203,088)	(424,655)	1,318,794	-	(21,017)	-
Voya Large-Cap Growth Fund - Class R6	2,280,088	265,597	(451,751)	(308,064)	1,785,870	-	(4,044)	-
Voya MidCap Opportunities Portfolio - Class I	693,451	68,679	(94,306)	(108,292)	559,532	-	(8,255)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,393,375	337,815	(257,586)	(637,489)	1,836,115	-	2,515	-
Voya Multi-Manager International Equity Fund - Class I	3,335,450	662,004	(420,882)	(788,070)	2,788,502	-	(45,845)	-
Voya Multi-Manager International Factors Fund - Class I	4,237,304	772,735	(568,926)	(886,250)	3,554,863	-	(89,849)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	697,070	174,102	(103,898)	(212,683)	554,591	-	(25,868)	-
Voya Short Term Bond Fund - Class R6	915,207	81,311	(485,468)	(20,856)	490,194	5,034	(10,976)	-
Voya Small Company Portfolio - Class I	958,812	241,144	(190,725)	(262,037)	747,194	-	(46,504)	-
Voya Strategic Income Opportunities Fund - Class R6	1,381,068	151,240	(631,484)	(103,738)	797,086	11,345	4,476	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,491,082	343,550	(376,622)	(326,399)	1,131,611	-	4,321	-
Voya U.S. Stock Index Portfolio - Class I	5,173,167	2,556,369	(1,621,397)	(1,239,763)	4,868,376	-	(255,610)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,737,344	236,086	(623,798)	(9,506)	2,340,126	-	40,920	-
VY® Invesco Comstock Portfolio - Class I	1,412,357	332,674	(208,852)	(418,140)	1,118,039	-	(52,791)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,651,089	393,477	(690,886)	(567,939)	3,785,741	-	26,339	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,338,590	196,738	(414,196)	(258,306)	1,862,826	-	(83,836)	-
	$ 40,146,288	$ 8,028,698	$ (8,413,363)	$ (6,767,538)	$ 32,994,085	$ 51,815	$ (543,362)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $44,715,172.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$321,830
Gross Unrealized Depreciation	(7,239,814)
Net Unrealized Depreciation	$(6,917,984)